Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financial Instrument [Line Items]
Estimated fair value of contingent liability	$ 0
Standby Letters of Credit
Financial Instrument [Line Items]
Fair value of contingent liability	2,690,000	$ 2,662,000
Performance Bonds
Financial Instrument [Line Items]
Fair value of contingent liability	$ 4,000,000	$ 2,300,000